Income Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit at U.S. statutory rate	$ 762,537	$ 466,602
Less: amortization of discount on convertible notes	(172,357)	$ (380,452)
Less: stock based compensation	(49,000)
Less: valuation allowance	$ (541,180)	$ (86,150)
Net tax benefit